                       U.S. SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                      FORM 24F-2
                           ANNUAL NOTICE OF SECURITIES SOLD
                                PURSUANT TO RULE 24f-2

               READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                                PLEASE PRINT OR TYPE.


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1.  Name and address of issuer:
                                  Forum Funds
                                  Two Portland Square
                                  Portland, Maine 04101

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2.  Name of each series or class of funds for which this notice is filed:

                   Investors Bond Fund
                   TaxSaver Bond Fund
                   Payson Balanced Fund
                   Maine Municipal Bond Fund
                   Daily Assets Treasury Fund
                   Payson Value Fund
                   New Hampshire Bond Fund
                   Austin Global Equity Fund
                   Oak Hall Equity Fund
                   Sportsfund
                   Quadra Limited Maturity Treasury Fund

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3.  Investment Company Act File Number:  2-67052

    Securities Act File Number:  811-3023

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4.  Last day of fiscal year for which this notice is filed:  March 31, 1997

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5.  Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2
    declaration:                                                          [   ]

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6.  Date of termination of issuer's declaration under Rule 24f-2(a)(1), if applicable (see Instruction A.6):

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7.  Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
                                    81,497,079 Shares(1)
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(1) The 81,497,079 shares reported consist of 79,876,078 shares registered by Forum Funds (the "Issuer") in a prior fiscal year, but which remained unsold as of April 1, 1996. The remaining 1,621,001 shares were registered on behalf of Austin Global Equity Fund and Oak Hall Equity Fund as series of Stone Bridge Funds, Inc., prior to their reorganization as series of the Issuer on November 25, 1996 (the "Successor Funds"). Pursuant to Rule 24f-2(b)(3), the Successor Funds elect to assume the 1,621,001 shares previously registered under Rule 24e-2 by their corresponding transferor funds.

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8.   Number and amount of securities registered during the fiscal year other than pursuant to Rule 24f-2:

                                       521,738 Shares(2)

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9.  Number and aggregate sale price of securities sold during fiscal year:

                                               Dollars              Shares
                                               -------              ------
                  Investors Bond Fund       $5,092,135             482,334
                   TaxSaver Bond Fund        2,430,091             222,744
                 Payson Balanced Fund        3,279,548             251,451
            Maine Municipal Bond Fund        5,186,274             470,319
           Daily Assets Treasury Fund       93,679,838          93,679,838
                    Payson Value Fund        3,488,816             211,182
              New Hampshire Bond Fund        3,667,497             348,381
            Austin Global Equity Fund        1,055,588              78,716
                 Oak Hall Equity Fund           77,336               5,429
                           Sportsfund          505,840              49,640
Quadra Limited Maturity Treasury Fund          847,613              84,858
                                               -------              ------
                                TOTAL     $119,310,576          95,884,892

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10.  Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:

                                               Dollars              Shares
                                               -------              ------
                  Investors Bond Fund       $5,092,135             482,334
                   TaxSaver Bond Fund        2,430,091             222,744
                 Payson Balanced Fund        3,279,548             251,451
            Maine Municipal Bond Fund        5,186,274             470,319
           Daily Assets Treasury Fund       93,679,838          93,679,838
                    Payson Value Fund        3,488,816             211,182
              New Hampshire Bond Fund        3,667,497             348,381
            Austin Global Equity Fund        1,055,588              78,716
                 Oak Hall Equity Fund           77,336               5,429
                           Sportsfund          505,840              49,640
Quadra Limited Maturity Treasury Fund          847,613              84,858
                                               -------              ------
                                TOTAL     $119,310,576          95,884,892


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11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

    Securities issued during the fiscal year in connection with dividend reinvestment plans are included in the securities reported in Item 9.
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(2) Shares reported were registered by the Austin Global Equity Fund and Oak
Hall Equity Fund during the Issuer's fiscal year, but prior to their reorganization as series of the Issuer. Pursuant to Rule 24f-2(b)(3), the Successor Funds elect to assume these shares which were previously registered under Rule 24e-2 by their corresponding transferor funds.

                                       -2-

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12. Calculation of registration fee:

    (i)   Aggregate sale price of securities sold during the fiscal year
          in reliance on Rule 24f-2 (from Item 10):                             $      119,310,576
                                                                                ------------------

    (ii)  Aggregate price of shares issued in connection with dividend
          reinvestment plans (from Item 11, if applicable):                     +               0*
                                                                                ------------------

    (iii) Aggregate price of shares redeemed or repurchased during the
          fiscal year (if applicable):                                          -      119,656,566
                                                                                ------------------

    (iv)  Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to Rule 24e-2
          (if applicable):                                                      +                0
                                                                                ------------------

    (v)   Net aggregate price of securities sold and issued during the fiscal year in reliance on Rule 24f-2 [line (i), plus line (ii),
          less line (iii), plus line (iv)] (if applicable):                              (345,990)
                                                                                ------------------

    (vi)  Multiplier prescribed by Section 6(b) of the Securities Act of
          1933 or other applicable law or regulation (see Instruction C.6):     X           1/3300
                                                                                ------------------

    (vii) Fee due [line (i) or line (v) multiplied by line (vi)]:                                0
                                                                                ------------------
                                                                                ------------------


* SHARES ISSUED IN CONNECTION WITH DIVIDEND REINVESTMENT PLANS ARE INCLUDED IN THE SECURITIES REPORTED IN ITEM 9.


INSTRUCTION:  ISSUERS SHOULD COMPLETE LINES (ii), (iii), (iv), AND (v) ONLY IF
              THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. See Instruction C.3.

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13. Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                [   ]
    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

          N/A

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                                   SIGNATURES

    This report has been signed by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

    By (Signature and Title)*  /s/ David I. Goldstein, Secretary
                               ---------------------------------

                                   David I. Goldstein, Secretary
                               ---------------------------------

    Date  May 28, 1997
         -------------

* Please print the name and title of the signing officer below the signature.
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                               -3-

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[Logo]
FORUM FINANCIAL GROUP
Two Portland Square, Portland, Maine 04101 Telephone 207/879-1900 Facsimile 207/879-6050



                                       May 28, 1997


Forum Funds
Two Portland Square
Portland, Maine 04101

Dear Sirs:

    As secretary of Forum Funds (the "Trust"), a Delaware business trust, I have acted as counsel for the Trust in connection with the Rule 24f-2 Notice to be filed pursuant to Rule 24f-2 (the "Rule") under the Investment Company Act of 1940, as amended, to report the shares of beneficial interest, no par value, of the Trust, consisting of:

                 482,334     shares of Investors Bond Fund
                 222,744     shares of TaxSaver Bond Fund
                 251,451     shares of Payson Balanced Fund
                 470,319     shares of Maine Municipal Bond Fund
              93,679,838     shares of Daily Assets Treasury Fund
                 211,182     shares of Payson Value Fund
                 348,381     shares of New Hampshire Bond Fund
                  78,716     shares of Austin Global Equity Fund
                   5,429     shares of Oak Hall Equity Fund
                  49,640     shares of Sportsfund
                  84,858     shares of Quadra Limited Maturity Treasury Fund

sold during the Trust's fiscal year ended March 31, 1997 (the "Shares") in reliance upon the Rule pursuant to the indefinite registration of such shares of beneficial interest under the Securities Act of 1933, as amended.

    As such, I have participated in the preparation of the Trust's Rule 24f-2 Notice (the "Notice") relating to the Shares and have examined and relied upon such corporate records of the Trust and other documents and certificates as to factual matters I have deemed to be necessary to render the opinion expressed herein.

    Based on such examination, I am of the opinion that the 95,884,892 Shares sold in reliance upon the Rule were duly authorized and legally issued and, upon their issuance, were

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Forum Funds
May 28, 1997
Page 2


fully paid and non-assessable shares of beneficial interest of the Trust under the laws of the State of Delaware.

    My opinion above stated is expressed as a member of the bar of the State of Maine. I hereby consent to the filing of this opinion with the Securities and Exchange Commission as an exhibit to the Trust's Rule 24f-2 Notice.

                                       Sincerely,

                                       /s/ David I. Goldstein

                                       David I. Goldstein
                                       Secretary, Forum Funds